LONG TERM DEBT (Detail Textuals) (USD $) In Thousands, unless otherwise specified	12 Months Ended	1 Months Ended
	Dec. 31, 2013	Nov. 30, 2013 Credit Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Periodic Payment	$ 3,000	$ 3,000
Debt Instrument, Description of Variable Rate Basis	Libor+3.5%
Debt Instrument, Payment Terms	paid monthly in equal payment, for a period of 36 months
Debt Instrument, Basis Spread on Variable Rate	3.50%